Segment information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment information

16	Segment information

Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, or decision-making group in deciding how to allocate resources and in assessing performance. The Company evaluates operating results based on measures of performance, including revenue and profit. The Company currently operates in the following two reporting segments: Maggot Debridement Therapy Product and Cosmeceutical Product.

Our reportable segments consist of Maggot Debridement Therapy Product and Cosmeceutical Product. We determine our operating segments based on how the Chief Operating Decision Maker (“CODM”) manage the business, allocate resources, make operating decisions and evaluate operating performance. The Company’s CODM is the Chief Executive Officer. Our CODM reviews financial information presented on a consolidated basis accompanied by information about revenue and cost of revenue by products type along with gross profit for purposes of allocating resources and evaluating financial performance, as such we have disclosed segment information up to gross profit for each reporting segment.

As discussed in Note 2, the Company operates in two business segments – Maggot Debridement Therapy Product, which consists of operations related to the Company’s selling of maggot vials to the hospital for their treatment of respective patients; and Cosmeceutical Product, which consists of operations related to the Company’s selling of cosmeceutical product to its customer.

	Six months ended June 30,
	2024	2025	2025
	S$	S$	US$
Revenue
Maggot Debridement Therapy Product	24,013	22,705	17,797
Cosmeceutical Product	16,992	310	243
	41,005	23,015	18,040

Cost of revenues
Maggot Debridement Therapy Product	(17,176)	(22,630)	(17,738)
Cosmeceutical Product	(5,466)	-	-
	(22,642)	(22,630)	(17,738)

Gross profit
Maggot Debridement Therapy Product	6,837	75	59
Cosmeceutical Product	11,526	310	243
	18,363	385	302

There were no material transactions between reportable segments during the six months ended June 30, 2024 and June 30, 2025.

Assets by reportable segment and operating costs by reportable segment are not presented as the Company does not allocate assets to its reportable segments, nor is such information used by management for purposes of assessing performance or allocating resources.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS